Deferred Tax Asset and Liability - Summary of Analysis and Movement of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	$ 1,230	$ 1,559
Recognized in income	(186)	(393)
Recognized in equity	(265)	64
Ending balance	779	1,230
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,727	2,036
Recognized in income	(383)	(393)
Recognized in equity	(106)	84
Ending balance	1,238	1,727
Net Operating Losses and Other Timing Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(497)	(477)
Recognized in income	197
Recognized in equity	(159)	(20)
Ending balance	$ (459)	$ (497)